Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share-based compensation reserve	(Deficit)/ Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance - beginning (Number of shares) at Dec. 31, 2023	57,290,991
Balance - beginning at Dec. 31, 2023	$ 118,287	$ 2,426	$ (5,519)	$ (1,422)	$ 113,772
Shares issued upon conversion of Sandstorm Convertible Note (Number of shares)	4,835,839
Shares issued upon conversion of Sandstorm Convertible Note	$ 7,629				7,629
Shares issued pursuant to asset acquisitions (Number of shares)	27,903,963
Shares issued pursuant to asset acquisitions	$ 81,860				81,860
Shares issued as interest payment (Number of shares)	176,370
Shares issued as interest payment	$ 487				487
Shares issued for private placement (Number of shares)	2,556,562
Shares issued for private placement	$ 7,495				7,495
Share-based compensation		2,339			2,339
Total comprehensive income			(2,448)	193	(2,255)
Balance - ending (Number of shares) at Dec. 31, 2024	92,763,725
Balance - ending at Dec. 31, 2024	$ 215,758	4,765	(7,967)	(1,229)	211,327
Shares issued as interest payment (Number of shares)	55,615
Shares issued as interest payment	$ 155				155
Exercise of RSUs (Number of shares)	566,750
Exercise of RSUs	$ 1,476	(1,476)
Exercise of stock options (Number of shares)	25,656
Exercise of stock options	$ 38	(38)
Share-based compensation		1,899			1,899
Total comprehensive income			20,332	245	20,577
Balance - ending (Number of shares) at Dec. 31, 2025	93,411,746
Balance - ending at Dec. 31, 2025	$ 217,427	$ 5,150	$ 12,365	$ (984)	$ 233,958